Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Detail) - Rigetti Holdings Inc [Member]	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Total pre-tax book income	21.00%	22.00%
State and local income taxes	0.00%	0.00%
Permanent differences	(1.00%)	(2.00%)
Rate differential	0.00%	0.00%
Return to provision true up	1.00%	(11.00%)
Change in valuation allowance	(21.00%)	(9.00%)
Total:	0.00%	0.00%